STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity for the years ended December 31, 2022 and 2021 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	92,166	$148.11	6.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2021	92,166	$148.11	5.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2022	92,166	$148.11	4.49	$-
Exercisable at December 31, 2022	92,166	$148.11	4.49	$-

Options [Member]
SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$23.00-75.00	44,368	5.26	44,368
75.01-150.00	6,476	4.26	6,476
150.01-225.00	6,079	3.68	6,079
225.01-300.00	33,133	3.70	33,133
300.01-600.00	2,110	3.60	2,110
	92,166		92,166